FOREIGN EXCHANGE GAIN RECLASSIFIED ON LIQUIDATION OF SUBSIDIARY	12 Months Ended
Jun. 30, 2019
FOREIGN EXCHANGE GAIN RECLASSIFIED ON LIQUIDATION OF SUBSIDIARY
FOREIGN EXCHANGE GAIN RECLASSIFIED ON LIQUIDATION OF SUBSIDIARY

6.FOREIGN EXCHANGE GAIN RECLASSIFIED ON LIQUIDATION OF SUBSIDIARY

Reclassification of net foreign exchange gains previously recognised in other comprehensive income, reclassified to profit or loss	Nil
Total gain on liquidation of subsidiary	Nil

Total gain is attributable to the liquidation of GeneType AG, a dormant subsidiary, that was completed on 13 December 2017